December 5, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares Trust (the “Trust”)
(Securities Act File No. 333-92935 and
Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for iShares FTSE/Xinhua China 25 Index Fund, iShares S&P GSSI™ Natural Resources Index Fund, iShares S&P GSTI™ Networking Index Fund, iShares S&P GSTI™ Semiconductor Index Fund, iShares S&P GSTI™ Software Index Fund, iShares S&P GSTI™ Technology Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, iShares NYSE 100 Index Fund, iShares NYSE Composite Index Fund, each a series of the Trust, dated December 1, 2007, do not differ from those contained in Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 26, 2007.

Please address all questions regarding this filing to the undersigned at (415) 597-2538.

Very truly yours,

/s/ Adam Mizock
Adam Mizock, Esq.